UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-06718

BNY Mellon Investment Funds VII, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Short Term Income Fund	ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Class A – BYSAX

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$64	0.62%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 6.70%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	4.06%	1.15%	1.06%
without Sales Charge	6.70%	1.67%	1.31%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class A shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6330AR0724

BNY Mellon Short Term Income Fund	ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Class D – DSTIX

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$59	0.57%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class D shares returned 6.75%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class D Shares	6.75%	1.76%	1.35%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0083AR0724

BNY Mellon Short Term Income Fund	ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Class I – BYSIX

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.39%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 6.96%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	6.96%	1.87%	1.41%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-4136AR0724

BNY Mellon Short Term Income Fund	ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Class Y – BYSYX

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.37%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class Y shares returned 6.84%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $1,000,000 Years Ended 7/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	6.84%	1.85%	1.40%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0581AR0724

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,859 in 2023 and $44,736 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $19,503 in 2023 and $20,601 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $3,342 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,158 in 2023 and $8,503 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,089 in 2023 and $0 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,762,051 in 2023 and $1,704,857 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon Short Term Income Fund

ANNUAL FINANCIALS AND OTHER INFORMATION July 31, 2024

Class Ticker

A BYSAX

D DSTIX

I BYSIX

Y BYSYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Short Term Income Fund

Statement of Investments

July 31, 2024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	265,000	[b]	256,951
Lamar Media Corp., Gtd. Notes		3.75	2/15/2028	350,000		329,935
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	400,000	[b,c]	391,212
					978,098
Aerospace & Defense - 2.3%
Rolls-Royce PLC, Gtd. Notes		5.75	10/15/2027	470,000	[b]	475,929
The Boeing Company, Sr. Unscd. Notes		2.20	2/4/2026	786,000		748,271
The Boeing Company, Sr. Unscd. Notes		6.30	5/1/2029	576,000	[b]	596,052
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	352,000	[b]	359,206
					2,179,458
Airlines - .8%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	528,000	[b]	508,278
United Airlines Holdings, Inc., Gtd. Notes		4.88	1/15/2025	290,000		288,045
					796,323
Asset-Backed Certificates - 9.4%
AMSR Trust, Ser. 2023-SFR2, Cl. A		3.95	6/17/2040	555,000	[b]	533,762
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2		5.30	6/21/2028	53,636	[b]	53,639
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2		6.18	12/15/2028	96,489	[b]	97,213
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1		1.69	7/15/2060	346,289	[b]	330,742
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	259,173	[b]	239,404
CLI Funding VI LLC, Ser. 2020-1A, Cl. A		2.08	9/18/2045	112,878	[b]	103,215
CLI Funding VI LLC, Ser. 2020-3A, Cl. A		2.07	10/18/2045	189,042	[b]	173,588
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	103,096	[b]	72,930
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B		5.45	4/20/2048	92,222	[b]	88,994
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	280,463
DataBank Issuer, Ser. 2021-2A, Cl. A2		2.40	10/25/2051	350,000	[b]	322,442
DataBank Issuer, Ser. 2023-1A, Cl. A2		5.12	2/25/2053	270,000	[b]	262,658
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3		5.65	9/22/2028	310,000	[b]	310,801
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	218,813	[b]	198,154
Flexential Issuer, Ser. 2021-1A, Cl. A2		3.25	11/27/2051	305,000	[b]	284,955
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4		5.67	7/25/2059	295,000	[b]	295,396
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A		4.30	1/25/2037	55,781	[b]	54,876
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2		6.23	4/20/2054	25,000	[b]	25,695
MVW LLC, Ser. 2020-1A, Cl. A		1.74	10/20/2037	51,692	[b]	49,056
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,125,000	[b]	1,019,889
Octane Receivables Trust, Ser. 2023-1A, Cl. B		5.96	7/20/2029	300,000	[b]	302,110
Octane Receivables Trust, Ser. 2023-3A, Cl. A2		6.44	3/20/2029	225,263	[b]	226,709

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Asset-Backed Certificates - 9.4% (continued)
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A	1.75	9/14/2035	350,000	[b]	330,895
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	170,389	[b]	165,885
Regional Management Issuance Trust, Ser. 2024-1, Cl. A	5.83	7/15/2036	100,000	[b]	101,880
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A	2.10	9/20/2045	363,677	[b]	335,139
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A	1.68	2/20/2046	254,333	[b]	229,160
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A	3.53	5/17/2037	537,755	[b]	529,579
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	350,000	[b]	344,913
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1	1.83	11/19/2050	122,911	[b]	115,752
TRP LLC, Ser. 2021-1, Cl. A	2.07	6/19/2051	273,732	[b]	251,414
TRP LLC, Ser. 2021-2, Cl. A	2.15	6/19/2051	278,171	[b]	256,301
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2	2.17	10/15/2046	250,000	[b]	231,871
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2	1.99	9/15/2045	414,000	[b]	374,784
Verizon Master Trust, Ser. 2024-1, Cl. C	5.49	12/20/2028	386,000		386,716
				8,980,980
Asset-Backed Certificates/Auto Receivables - 11.7%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3	5.08	12/15/2028	172,000		172,834
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B	4.81	4/18/2028	214,000		212,969
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2	6.19	4/19/2027	210,872		211,608
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	240,000	[b]	233,851
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A	5.44	2/22/2028	385,000	[b]	388,501
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C	5.83	12/15/2028	59,000	[b]	59,562
BMW Vehicle Lease Trust, Ser. 2023-1, Cl. A3	5.16	11/25/2025	44,016		43,974
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3	3.66	5/17/2027	291,190		287,570
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C	1.25	5/17/2027	500,000		475,521
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C	1.32	11/9/2026	425,000		402,460
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	183,264		175,389
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C	1.07	3/10/2028	81,567		77,374
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B	1.19	1/11/2027	230,000		218,182
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B	1.98	2/10/2028	125,000		116,232
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C	5.54	11/10/2028	238,000		238,856
Carvana Auto Receivables Trust, Ser. 2023-P4, Cl. A2	6.23	1/11/2027	191,002	[b]	191,384
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1	6.16	10/15/2035	80,878	[b]	81,765

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Asset-Backed Certificates/Auto Receivables - 11.7% (continued)
Citizens Auto Receivables Trust, Ser. 2023-2, Cl. A2A		6.09	10/15/2026	98,053	[b]	98,286
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.11	4/17/2028	101,000	[b]	101,284
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2		4.38	7/20/2029	51,456	[b]	51,083
Exeter Automobile Receivables Trust, Ser. 2022-3A, Cl. B		4.86	12/15/2026	103,485		103,375
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	250,000		251,282
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C		5.70	7/16/2029	81,000		81,871
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	320,363
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	626,000	[b]	462,188
Ford Credit Auto Owner Trust, Ser. 2018-1, Cl. C		3.49	7/15/2031	100,000	[b]	98,915
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	358,031
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C		1.91	10/17/2033	202,000	[b]	190,319
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000		326,446
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		298,051
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C		1.94	4/17/2028	170,000		161,102
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A		1.21	12/26/2025	541,667	[b]	535,821
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4		5.52	10/16/2028	333,000		337,241
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3		5.22	2/17/2032	287,000	[b]	289,771
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D		6.85	4/20/2037	150,000	[b]	152,297
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4		1.27	9/11/2028	600,000	[b]	582,374
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3		5.54	2/10/2028	143,000	[b]	143,947
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C		4.83	12/15/2028	1,000,000	[b]	989,484
Santander Drive Auto Receivables Trust, Ser. 2021-4, Cl. C		1.26	2/16/2027	84,142		83,542
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C		4.74	10/16/2028	306,000		303,738
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B		5.23	12/15/2028	67,000		67,313
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A		5.89	3/22/2027	59,842	[b]	59,931
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3		5.47	10/20/2028	205,000	[b]	206,443
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3		4.95	5/21/2029	78,000	[b]	78,295
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3		5.38	6/20/2028	87,000	[b]	87,771
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3		5.30	9/15/2027	514,000		515,522
US Bank NA, Ser. 2023-1, Cl. B		6.79	8/25/2032	176,245	[b]	177,880
Volkswagen Auto Lease Trust, Ser. 2022-A, Cl. A3		3.44	7/21/2025	21,326		21,289

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Asset-Backed Certificates/Auto Receivables - 11.7% (continued)
Wheels Fleet Lease Funding 1 LLC, Ser. 2022-1A, Cl. A	2.47	10/18/2036	43,834	[b]	43,607
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	101,000		100,772
				11,267,666
Asset-Backed Certificates/Credit Cards - .0%
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000		47,663
Asset-Backed Certificates/Home Equity Loans - .3%
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B	6.29	4/25/2044	288,352	[b]	290,043
Automobiles & Components - 1.6%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.25	5/15/2026	300,000	[b]	300,025
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000		492,111
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000		277,669
Stellantis Finance US, Inc., Gtd. Notes	1.71	1/29/2027	530,000	[b]	490,319
				1,560,124
Banks - 8.1%
Banco Santander Mexico SA, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	199,455
Banco Santander SA, Sr. Notes	5.55	3/14/2028	600,000		605,268
Bank of America Corp., Jr. Sub. Notes, Ser. X	6.25	9/5/2024	496,000	[d]	496,781
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000		321,202
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	363,000	[d]	348,414
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	750,000		748,315
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	63,000	[c]	64,066
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000		595,147
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	614,000
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH	4.60	2/1/2025	500,000	[d]	497,491
JPMorgan Chase & Co., Sr. Unscd. Notes	4.08	4/26/2026	500,000		495,463
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000		466,436
Morgan Stanley, Sr. Unscd. Notes	6.14	10/16/2026	300,000		303,447
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	139,000		143,589
State Street Corp., Jr. Sub. Notes, Ser. I	6.70	3/15/2029	236,000	[d]	236,841
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	300,000		296,910
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[c,d]	329,079
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.67	10/28/2025	379,000		379,062
UBS Group AG, Sr. Unscd. Notes	6.37	7/15/2026	350,000	[b]	353,141
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	300,000	[d]	287,955
				7,782,062
Building Materials - .3%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	300,000	[b]	297,498
Chemicals - 1.5%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes	4.75	6/15/2027	350,000	[b,c]	342,999
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/10/2028	300,000	[b]	277,482
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		205,439
MEGlobal Canada ULC, Gtd. Notes	5.00	5/18/2025	300,000		297,966

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Chemicals - 1.5% (continued)
SNF Group SACA, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	231,444
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	48,000		47,982
				1,403,312
Collateralized Loan Obligations Debt - 6.1%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR +1.72%)	7.00	10/23/2033	350,000	[b,e]	350,187
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)	6.79	11/15/2036	360,460	[b,e]	358,239
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1R, (3 Month TSFR +1.42%)	6.70	10/23/2034	360,000	[b,e]	360,599
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)	6.55	10/20/2031	257,251	[b,e]	257,692
Carlyle US Ltd. CLO, Ser. 2017-1A, Cl. A1R, (3 Month TSFR +1.26%)	6.54	4/20/2031	238,024	[b,e]	238,057
Cent 21 Ltd. CLO, Ser. 2014-21A, Cl. A1R3, (3 Month TSFR +1.23%)	6.50	7/27/2030	37,592	[b,e]	37,630
Columbia Cent 30 Ltd. CLO, Ser. 2020-30A, Cl. A1, (3 Month TSFR +1.57%)	6.85	1/20/2034	330,000	[b,e]	330,435
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR +1.15%)	6.43	7/18/2037	250,000	[b,e]	250,125
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR +1.23%)	6.53	4/15/2031	187,690	[b,e]	187,964
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)	6.18	7/20/2037	250,000	[b,e]	250,192
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, (3 Month TSFR +1.29%)	6.57	4/20/2030	205,498	[b,e]	205,756
Madison Park Funding XXX Ltd. CLO, Ser. 2018-30A, Cl. A, (3 Month TSFR +1.01%)	6.31	4/15/2029	201,319	[b,e]	201,415
Magnetite XIX Ltd. CLO, Ser. 2017-19A, Cl. AR, (3 Month TSFR +1.31%)	6.60	4/17/2034	325,000	[b,e]	325,469
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)	6.90	10/16/2036	500,000	[b,e]	495,885
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)	7.09	2/19/2037	375,000	[b,e]	370,911
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR +1.66%)	6.95	4/16/2033	400,000	[b,e]	400,392
RIN IV Ltd. CLO, Ser. 2021-1A, Cl. A, (3 Month TSFR +1.56%)	6.84	4/20/2033	250,000	[b,e]	250,129
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR +1.81%)	7.10	1/17/2032	550,000	[b,e]	549,267
TPRK CLO, Ser. 2021-1A, Cl. A1, (3 Month TSFR +1.26%)	6.56	4/15/2034	350,000	[b,e]	350,204
Voya Ltd. CLO, Ser. 2019-1A, Cl. AR, (3 Month TSFR +1.32%)	6.62	4/15/2031	82,602	[b,e]	82,735
				5,853,283
Commercial & Professional Services - 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.75	7/15/2027	300,000	[b]	290,298
Herc Holdings, Inc., Gtd. Notes	6.63	6/15/2029	196,000	[b]	200,267
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	500,000	[c]	489,412
Williams Scotsman, Inc., Sr. Scd. Notes	6.63	6/15/2029	192,000	[b]	195,671
				1,175,648

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Commercial Mortgage Pass-Through Certificates - 6.8%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	264,951	[b]	262,782
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2	4.80	11/26/2068	47,169	[b]	46,188
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	124,038	[b]	125,260
BSREP, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)	6.99	8/15/2038	473,853	[b,e]	404,620
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)	6.34	8/15/2036	450,000	[b,e]	428,644
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.70	12/15/2037	500,000	[b,e]	500,223
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		267,350
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	123,489	[b]	125,292
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2	6.42	4/25/2069	48,797	[b]	49,069
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3	6.52	4/25/2069	48,797	[b]	49,069
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2	6.58	6/25/2069	155,991	[b]	157,363
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	432,101		429,997
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)	6.95	8/25/2054	351,971	[b,e]	352,610
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3	7.16	2/25/2068	377,903	[b]	378,860
JP Morgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B	6.02	6/25/2054	367,976	[b]	368,551
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	314,588		308,251
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	172,355	[b]	159,760
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1	2.28	4/25/2061	475,616	[b]	414,732
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1	6.51	5/25/2039	235,000	[b]	238,024
OBX Trust, Ser. 2023-NQM2, Cl. A1	6.32	1/25/2062	354,379	[b]	356,917
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1	3.75	1/25/2063	90,558	[b]	86,246
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	320,682	[b]	308,856
Verus Securitization Trust, Ser. 2019-INV2, Cl. A1	3.91	7/25/2059	58,895	[b]	58,076
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	215,673		213,342
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A2	2.50	6/15/2053	294,509		277,311
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.26%)	6.59	2/15/2040	114,529	[b,e]	113,605
				6,480,998
Consumer Discretionary - 4.5%
Caesars Entertainment, Inc., Gtd. Notes	8.13	7/1/2027	270,000	[b]	275,963
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	99,000	[b]	102,188
Carnival Corp., Gtd. Notes	5.75	3/1/2027	250,000	[b]	248,910
International Game Technology PLC, Sr. Scd. Notes	4.13	4/15/2026	500,000	[b,c]	490,549
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	300,000	[b]	294,391

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Consumer Discretionary - 4.5% (continued)
KB Home, Gtd. Notes	6.88	6/15/2027	300,000		309,803
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000		493,831
Light & Wonder International, Inc., Gtd. Notes	7.25	11/15/2029	300,000	[b]	308,918
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	500,000	[b]	477,580
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	250,000	[b]	249,039
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	490,000	[b]	488,105
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	600,000	[b]	568,742
				4,308,019
Diversified Financials - 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000		453,022
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	330,000		325,689
Capital One Financial Corp., Sub. Notes	4.20	10/29/2025	1,490,000		1,469,032
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		445,288
MDGH GMTN RSC Ltd., Gtd. Notes	2.50	11/7/2024	320,000		317,489
				3,010,520
Energy - 9.6%
Aker BP ASA, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	320,343
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	400,000	[b]	399,311
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	72,000	[d]	70,845
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	716,000	[b]	716,108
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	14,000	[b]	14,600
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes	6.06	8/15/2026	500,000	[b]	507,983
CVR Energy, Inc., Gtd. Bonds	5.75	2/15/2028	500,000	[b]	471,773
Energy Transfer LP, Gtd. Notes	5.63	5/1/2027	675,000	[b]	677,375
Energy Transfer LP, Sr. Unscd. Notes	5.25	7/1/2029	285,000		288,271
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000		461,807
EQT Corp., Sr. Unscd. Notes	5.70	4/1/2028	475,000		484,610
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	1/15/2027	500,000		511,661
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	254,000		253,473
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.00	8/1/2027	500,000		504,212
Hess Midstream Operations LP, Gtd. Notes	5.63	2/15/2026	300,000	[b]	298,611
Hess Midstream Operations LP, Gtd. Notes	6.50	6/1/2029	66,000	[b]	67,334
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	263,000	[b]	280,117
Ithaca Energy North Sea PLC, Gtd. Notes	9.00	7/15/2026	250,000	[b]	254,327
Kosmos Energy Ltd., Gtd. Notes	7.13	4/4/2026	300,000	[b]	296,761
Leviathan Bond Ltd., Sr. Scd. Notes	6.13	6/30/2025	300,000	[b]	292,939
Occidental Petroleum Corp., Sr. Unscd. Notes	6.38	9/1/2028	300,000		312,769
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	82,000		84,563
Petroleos Mexicanos, Gtd. Notes	4.25	1/15/2025	1,000,000	[c]	988,538
SM Energy Co., Sr. Unscd. Notes	6.75	8/1/2029	136,000	[b]	136,987
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	500,000		505,245
				9,200,563
Environmental Control - .5%
GFL Environmental, Inc., Sr. Scd. Notes	5.13	12/15/2026	500,000	[b]	495,951

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Food Products - .5%
NBM US Holdings, Inc., Gtd. Notes		7.00	5/14/2026	210,000	[b]	210,748
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	239,000	[b]	245,988
					456,736
Foreign Governmental - 1.8%
Hungary, Sr. Unscd. Notes		6.13	5/22/2028	200,000	[b]	205,474
Israel, Sr. Unscd. Bonds		3.25	1/17/2028	500,000		466,150
Peru, Bonds	PEN	5.94	2/12/2029	1,425,000		386,977
Romania, Sr. Unscd. Notes		5.25	11/25/2027	350,000	[b]	347,786
Romania, Sr. Unscd. Notes		6.63	2/17/2028	300,000	[b]	310,335
					1,716,722
Health Care - 1.5%
Avantor Funding, Inc., Gtd. Notes		4.63	7/15/2028	310,000	[b]	298,761
HCA, Inc., Gtd. Notes		5.38	2/1/2025	300,000		299,473
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		4.13	4/30/2028	390,000	[b]	366,684
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes		7.88	9/15/2029	450,000		486,442
					1,451,360
Industrial - 1.6%
AGCO Corp., Gtd. Notes		5.45	3/21/2027	272,000		275,766
Benteler International AG, Sr. Scd. Notes		10.50	5/15/2028	500,000	[b]	532,222
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	300,000	[b]	312,465
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	400,000	[b]	392,522
					1,512,975
Insurance - 1.4%
Allianz SE, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,d]	338,572
Brighthouse Financial Global Funding, Scd. Notes		5.55	4/9/2027	495,000	[b]	498,840
Corebridge Global Funding, Scd. Notes		5.35	6/24/2026	483,000	[b,c]	487,436
					1,324,848
Materials - 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes		6.00	6/15/2027	500,000	[b]	497,481
Ball Corp., Gtd. Notes		6.88	3/15/2028	450,000		463,076
Berry Global, Inc., Sr. Scd. Notes		4.88	7/15/2026	70,000	[b]	69,152
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes		4.75	2/1/2026	190,000		187,253
Sealed Air Corp., Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b]	993,000
					2,209,962
Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	300,000	[b]	291,633
Paramount Global, Jr. Sub. Notes		6.38	3/30/2062	550,000		505,464
Sirius XM Radio, Inc., Gtd. Notes		5.00	8/1/2027	500,000	[b]	484,199
Sunrise Holdco IV BV, Sr. Scd. Notes		5.50	1/15/2028	500,000	[b]	489,066
Univision Communications, Inc., Sr. Scd. Notes		8.00	8/15/2028	258,000	[b]	259,530
Ziggo Bond Co. BV, Sr. Unscd. Notes		6.00	1/15/2027	250,000	[b]	248,792
					2,278,684

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
Metals & Mining - .8%
Cleveland-Cliffs, Inc., Gtd. Notes		5.88	6/1/2027	500,000		499,809
WE Soda Investments Holding PLC, Sr. Scd. Bonds		9.50	10/6/2028	250,000	[b]	257,432
					757,241
Real Estate - 5.8%
Brixmor Operating Partnership LP, Sr. Unscd. Notes		2.25	4/1/2028	355,000		322,680
Brixmor Operating Partnership LP, Sr. Unscd. Notes		3.85	2/1/2025	95,000		94,086
EPR Properties, Gtd. Notes		4.50	4/1/2025	196,000		194,688
EPR Properties, Gtd. Notes		4.75	12/15/2026	300,000		295,277
Equinix, Inc., Sr. Unscd. Notes		1.00	9/15/2025	430,000		410,980
Extra Space Storage LP, Gtd. Notes		5.70	4/1/2028	380,000		389,924
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.25	6/1/2025	500,000		497,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.38	4/15/2026	710,000		709,261
Kimco Realty OP LLC, Gtd. Notes		3.85	6/1/2025	235,000		231,715
Kite Realty Group LP, Sr. Unscd. Notes		4.00	10/1/2026	67,000		65,380
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes		7.00	2/1/2030	222,000	[b,c]	226,132
Prologis Targeted US Logistics Fund LP, Gtd. Notes		5.25	4/1/2029	226,000	[b]	229,737
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	456,629
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	261,883
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	640,945
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes		3.50	2/15/2025	225,000	[b]	222,012
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000		300,492
					5,549,571
Retailing - 1.2%
Asbury Automotive Group, Inc., Gtd. Notes		4.63	11/15/2029	535,000	[b,c]	500,571
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000		296,616
CK Hutchison Europe Finance 18 Ltd., Gtd. Bonds	EUR	1.25	4/13/2025	300,000		318,951
					1,116,138
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Inc., Sr. Unscd. Notes		5.05	7/12/2029	298,000		301,759
Technology Hardware & Equipment - .3%
Kyndryl Holdings, Inc., Sr. Unscd. Notes		2.05	10/15/2026	258,000		241,031
Telecommunication Services - 1.6%
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	300,000	[b]	300,918
Millicom International Cellular SA, Sr. Unscd. Notes		5.13	1/15/2028	495,000	[b,c]	476,830
Sable International Finance Ltd., Sr. Scd. Notes		5.75	9/7/2027	350,000	[b]	341,837
T-Mobile USA, Inc., Gtd. Notes		4.75	2/1/2028	450,000		448,557
					1,568,142
U.S. Government Agencies Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC		3.00	8/15/2040	34,609	[f]	33,742
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA		1.00	7/15/2039	343,805	[f]	314,402
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	83,392	[f]	75,819

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.7% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 1.1% (continued)
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	50,886	[f]	48,465
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	31,220	[f]	30,392
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	590,268		585,856
				1,088,676
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, (1 Month SOFR +2.00%)	7.35	1/25/2051	40,192	[b,e,f]	39,999
U.S. Government Agencies Mortgage-Backed - .1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			60,205	[f]	57,968
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			1,388		1,454
7.50%, 11/20/2029-12/20/2030			1,254		1,293
				60,715
Utilities - 4.2%
AEP Texas, Inc., Sr. Unscd. Notes	5.45	5/15/2029	491,000		501,922
DTE Energy Co., Sr. Unscd. Notes	4.22	11/1/2024	207,000		206,028
DTE Energy Co., Sr. Unscd. Notes	4.95	7/1/2027	132,000		132,517
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	457,000	[b,c]	469,943
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	200,000	[b]	212,685
Enel Finance International NV, Gtd. Notes	5.13	6/26/2029	200,000	[b]	201,023
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027	400,000		388,108
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	82,000		81,860
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.05	3/1/2025	62,000		62,265
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	230,000		233,312
System Energy Resources, Inc., First Mortgage Bonds	6.00	4/15/2028	500,000		517,145
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	500,000	[c]	504,984
Vistra Operations Co. LLC, Gtd. Notes	5.00	7/31/2027	500,000	[b]	489,953
				4,001,745
Total Bonds and Notes (cost $92,433,070)			91,784,513
	Annualized Yield (%)
Short-Term Investments - 2.5%
U.S. Government Securities
U.S. Treasury Bills (cost $2,392,015)	4.78	7/10/2025	2,500,000	[g,h]	2,391,828
	1-Day Yield (%)		Shares
Investment Companies - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,424,728)	5.44		3,424,728	[i]	3,424,728

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,547,940)	5.44	4,547,940	[i] 4,547,940
Total Investments (cost $102,797,753)		106.5%	102,149,009
Liabilities, Less Cash and Receivables		(6.5%)	(6,251,726)
Net Assets		100.0%	95,897,283

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

CAD—Canadian Dollar

EUR—Euro

PEN—Peruvian Nuevo Sol

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $53,415,837 or 55.7% of net assets.

c Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $4,970,863 and the value of the collateral was $5,130,783, consisting of cash collateral of $4,547,940 and U.S. Government & Agency securities valued at $582,843. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 7/31/2023	Purchases ($)†	Sales ($)	Value ($) 7/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.6%	4,103,714	47,869,541	(48,548,527)	3,424,728	53,905
Investment of Cash Collateral for Securities Loaned - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.7%	1,616,117	45,610,713	(42,678,890)	4,547,940	28,483	††
Total - 8.3%	5,719,831	93,480,254	(91,227,417)	7,972,668	82,388

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Statement of Investments (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	73	9/30/2024	14,867,025	14,991,805	124,780
U.S. Treasury 5 Year Notes	118	9/30/2024	12,534,634	12,731,094	196,460
Futures Short
Canadian 10 Year Bond	3	9/18/2024	259,210[a]	267,135	(7,925)
Euro-Bobl	2	9/6/2024	249,456[a]	254,350	(4,894)
Euro-Schatz	4	9/6/2024	455,342[a]	459,199	(3,857)
U.S. Treasury 10 Year Notes	2	9/19/2024	218,026	223,625	(5,599)
Gross Unrealized Appreciation				321,240
Gross Unrealized Depreciation				(22,275)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	375,708	Peruvian Nuevo Sol	1,447,000	8/13/2024	(11,391)
HSBC Securities (USA), Inc.
United States Dollar	686,428	Euro	637,000	8/13/2024	(3,387)
United States Dollar	865,714	Canadian Dollar	1,185,000	8/13/2024	7,099
Gross Unrealized Appreciation					7,099
Gross Unrealized Depreciation					(14,778)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,970,863)—Note 1(c):
Unaffiliated issuers	94,825,085	94,176,341
Affiliated issuers	7,972,668	7,972,668
Cash denominated in foreign currency	83,302	82,682
Dividends, interest and securities lending income receivable		839,899
Cash collateral held by broker—Note 4		382,215
Receivable for futures variation margin—Note 4		20,447
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		7,099
Receivable for shares of Common Stock subscribed		3,121
Prepaid expenses		39,434
		103,523,906
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		36,350
Cash overdraft due to Custodian		45,862
Liability for securities on loan—Note 1(c)		4,547,940
Payable for investment securities purchased		2,818,845
Payable for shares of Common Stock redeemed		52,009
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		14,778
Directors’ fees and expenses payable		1,562
Other accrued expenses		109,277
		7,626,623
Net Assets ($)		95,897,283
Composition of Net Assets ($):
Paid-in capital		112,494,793
Total distributable earnings (loss)		(16,597,510)
Net Assets ($)		95,897,283

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	255,316	89,513,436	6,078,305	50,226
Shares Outstanding	26,355	9,209,112	624,792	5,165
Net Asset Value Per Share ($)	9.69	9.72	9.73	9.72

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended July 31, 2024

Investment Income ($):
Income:
Interest (net of $2,025 foreign taxes withheld at source)	4,197,136
Dividends from affiliated issuers	53,905
Income from securities lending—Note 1(c)	28,483
Total Income	4,279,524
Expenses:
Management fee—Note 3(a)	290,950
Shareholder servicing costs—Note 3(b)	274,410
Professional fees	112,360
Registration fees	67,125
Pricing fees	47,627
Chief Compliance Officer fees—Note 3(b)	21,407
Prospectus and shareholders’ reports	15,984
Custodian fees—Note 3(b)	10,008
Directors’ fees and expenses—Note 3(c)	4,457
Loan commitment fees—Note 2	2,339
Miscellaneous	19,882
Total Expenses	866,549
Less—reduction in expenses due to undertaking—Note 3(a)	(293,412)
Less—reduction in fees due to earnings credits—Note 3(b)	(31,003)
Net Expenses	542,134
Net Investment Income	3,737,390
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(963,565)
Net realized gain (loss) on futures	(1,065,105)
Net realized gain (loss) on forward foreign currency exchange contracts	179,276
Net realized gain (loss) on swap agreements	(62,584)
Net Realized Gain (Loss)	(1,911,978)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,740,713
Net change in unrealized appreciation (depreciation) on futures	726,779
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(44,166)
Net change in unrealized appreciation (depreciation) on swap agreements	62,851
Net Change in Unrealized Appreciation (Depreciation)	4,486,177
Net Realized and Unrealized Gain (Loss) on Investments	2,574,199
Net Increase in Net Assets Resulting from Operations	6,311,589

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
Operations ($):
Net investment income	3,737,390	3,047,685
Net realized gain (loss) on investments	(1,911,978)	(2,383,228)
Net change in unrealized appreciation (depreciation) on investments	4,486,177	411,141
Net Increase (Decrease) in Net Assets Resulting from Operations	6,311,589	1,075,598
Distributions ($):
Distributions to shareholders:
Class A	(10,731)	(18,047)
Class D	(3,568,985)	(3,093,566)
Class I	(246,805)	(193,281)
Class Y	(2,040)	(1,580)
Total Distributions	(3,828,561)	(3,306,474)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	66,365	226,776
Class D	15,154,519	11,841,130
Class I	1,483,646	1,950,379
Distributions reinvested:
Class A	8,611	16,585
Class D	3,057,691	2,698,909
Class I	244,762	191,698
Cost of shares redeemed:
Class A	(161,755)	(1,532,058)
Class D	(27,135,501)	(23,212,858)
Class I	(2,170,145)	(1,622,033)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(9,451,807)	(9,441,472)
Total Increase (Decrease) in Net Assets	(6,968,779)	(11,672,348)
Net Assets ($):
Beginning of Period	102,866,062	114,538,410
End of Period	95,897,283	102,866,062
Capital Share Transactions (Shares):
Class A
Shares sold	6,958	24,093
Shares issued for distributions reinvested	905	1,758
Shares redeemed	(16,916)	(162,057)
Net Increase (Decrease) in Shares Outstanding	(9,053)	(136,206)
Class D
Shares sold	1,587,897	1,251,085
Shares issued for distributions reinvested	319,522	285,186
Shares redeemed	(2,844,847)	(2,466,779)
Net Increase (Decrease) in Shares Outstanding	(937,428)	(930,508)
Class I
Shares sold	154,136	205,274
Shares issued for distributions reinvested	25,567	20,231
Shares redeemed	(226,976)	(171,970)
Net Increase (Decrease) in Shares Outstanding	(47,273)	53,535

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Class A Shares	Year Ended July 31,
	2024	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)[b]	.36	.24	(.00)[c]
Net realized and unrealized gain (loss) on investments	.26	(.16)	.00[c]
Total from Investment Operations	.62	.08	.00[c]
Distributions:
Dividends from net investment income	(.37)	(.28)	(.03)
Net asset value, end of period	9.69	9.44	9.64
Total Return (%)[d]	6.70	.76	.13[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	.94	1.17[f]
Ratio of net expenses to average net assets	.62	.65	.65[f]
Ratio of net investment income (loss) to average net assets	3.79	2.73	.(20)[f]
Portfolio Turnover Rate	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	255	334	1,655

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

Class D Shares	Year Ended July 31,
	2024	2023	2022[a]	2021	2020
Per Share Data ($):
Net asset value, beginning of period	9.47	9.65	10.35	10.38	10.16
Investment Operations:
Net investment income[b]	.37	.26	.14	.16	.22
Net realized and unrealized gain (loss) on investments	.26	(.15)	(.67)	.02	.25
Total from Investment Operations	.63	.11	(.53)	.18	.47
Distributions:
Dividends from net investment income	(.38)	(.29)	(.16)	(.19)	(.25)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	-
Total Distributions	(.38)	(.29)	(.17)	(.21)	(.25)
Net asset value, end of period	9.72	9.47	9.65	10.35	10.38
Total Return (%)	6.75	1.15	(5.15)	1.78	4.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.91	1.27	1.19	1.16
Ratio of net expenses to average net assets	.57	.59	.64	.65	.65
Ratio of net investment income to average net assets	3.84	2.79	1.43	1.53	2.18
Portfolio Turnover Rate	68.59	46.00	43.43	127.20[c]	98.18[c]
Net Assets, end of period ($ x 1,000)	89,513	96,111	106,861	131,395	129,876

a Effective May 6, 2022, Class P shares converted into Class D shares and Class P shares were terminated as a separate class of shares.

b Based on average shares outstanding.

c The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Year Ended July 31,
	2024	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.48	9.66	9.67
Investment Operations:
Net investment income[b]	.39	.28	.00[c]
Net realized and unrealized gain (loss) on investments	.26	(.15)	.03
Total from Investment Operations	.65	.13	.03
Distributions:
Dividends from net investment income	(.40)	(.31)	(.04)
Net asset value, end of period	9.73	9.48	9.66
Total Return (%)	6.96	1.36	.29[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.67	.95[e]
Ratio of net expenses to average net assets	.39	.39	.40[e]
Ratio of net investment income to average net assets	4.03	2.99	.20[e]
Portfolio Turnover Rate	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	6,078	6,372	5,973

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

Class Y Shares	Year Ended July 31,
	2024	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.48	9.65	9.67
Investment Operations:
Net investment income[b]	.39	.28	.01
Net realized and unrealized gain (loss) on investments	.24	(.14)	.01
Total from Investment Operations	.63	.14	.02
Distributions:
Dividends from net investment income	(.39)	(.31)	(.04)
Net asset value, end of period	9.72	9.48	9.65
Total Return (%)	6.84	1.46	.19[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.69	.95[d]
Ratio of net expenses to average net assets	.37	.39	.40[d]
Ratio of net investment income to average net assets	4.04	2.99	.58[d]
Portfolio Turnover Rate	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	50	49	50

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of July 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 5,165 of Class A shares and all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	20,586,352	-	20,586,352
Collateralized Loan Obligations	-	5,853,283	-	5,853,283
Commercial Mortgage-Backed	-	6,480,998	-	6,480,998
Corporate Bonds	-	55,957,768	-	55,957,768
Foreign Governmental	-	1,716,722	-	1,716,722
Investment Companies	7,972,668	-	-	7,972,668
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,088,676	-	1,088,676

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	39,999	-	39,999
U.S. Government Agencies Mortgage-Backed	-	60,715	-	60,715
U.S. Treasury Securities	-	2,391,828	-	2,391,828
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	7,099	-	7,099
Futures††	321,240	-	-	321,240
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(14,778)	-	(14,778)
Futures††	(22,275)	-	-	(22,275)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of July 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended July 31, 2024, BNY earned $3,881 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of July 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	4,970,863		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	4,970,863		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,970,863)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio Turnover Risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended July 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At July 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $44,641, accumulated capital losses $15,565,497 and unrealized depreciation $1,076,654.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2024. The fund has $5,275,664 of short-term capital losses and $10,289,833 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended July 31, 2024 and July 31, 2023 were as follows: ordinary income $3,828,561 and $3,306,474, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2023 through December 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after December 1, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $293,412 during the period ended July 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2024, Class A and Class D shares were charged $694 and $181,366 respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2024, the fund was charged $47,236 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $31,003.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2024, the fund was charged $10,008 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2024, the fund was charged $3,179 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended July 31, 2024, the fund was charged $21,407 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $24,304, Shareholder Services Plan fees of $15,179, Custodian fees of $4,800, Chief Compliance Officer fees of $5,613 and Transfer Agent fees of $11,739, which are offset against an expense reimbursement currently in effect in the amount of $25,285.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, forward contracts and swap agreements, during the period ended July 31, 2024, amounted to $63,707,501 and $73,710,899, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended July 31, 2024 is discussed below.

NOTES TO FINANCIAL STATEMENTS (continued)

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2024 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at July 31, 2024 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At July 31, 2024, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of July 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	321,240	[1]	Interest rate risk	(22,275)	[1]
Foreign exchange risk	7,099	[2]	Foreign exchange risk	(14,778)	[2]
Gross fair value of derivative contracts	328,339			(37,053)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended July 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Swap Agreements	[3]	Total
Interest rate	(1,065,105)		-		-		(1,065,105)
Foreign exchange	-		179,276		-		179,276
Credit	-		-		(62,584)		(62,584)
Total	(1,065,105)		179,276		(62,584)		(948,413)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Forward Contracts	[5]	Swap Agreements	[6]	Total
Interest rate	726,779		-		-		726,779
Foreign exchange	-		(44,166)		-		(44,166)
Credit	-		-		62,851		62,851
Total	726,779		(44,166)		62,851		745,464

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net realized gain (loss) on swap agreements.
[4]	Net change in unrealized appreciation (depreciation) on futures.
[5]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[6]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)

At July 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	321,240	(22,275)
Forward contracts	7,099	(14,778)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	328,339	(37,053)
Derivatives not subject to
Master Agreements	(321,240)	22,275
Total gross amount of assets
and liabilities subject to
Master Agreements	7,099	(14,778)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of July 31, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
HSBC Securities (USA), Inc.	7,099		(3,387)	-	3,712

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Goldman Sachs & Co. LLC	(11,391)		-	-	(11,391)
HSBC Securities (USA), Inc.	(3,387)		3,387	-	-
Total	(14,778)		3,387	-	(11,391)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended July 31, 2024:

Average Market Value ($)
Futures:
Interest Rate Futures Long	29,328,597
Interest Rate Futures Short	2,589,970
Forward Contracts:
Forward Contracts Purchased in USD	304,041
Forward Contracts Sold in USD	2,830,775

The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended July 31, 2024:

Average Notional Value ($)
Swap Agreements:
Credit Default Swap Sell Protection	928,820

At July 31, 2024, the cost of investments for federal income tax purposes was $103,205,185; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,075,492, consisting of $1,089,849 gross unrealized appreciation and $2,165,341 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Short Term Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Short Term Income Fund (the “Fund”) (the sole fund constituting BNY Mellon Investment Funds VII, Inc. (the “Company”)), including the statement of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Investment Funds VII, Inc.) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
September 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 69.38% of ordinary income dividends paid during the fiscal year ended July 31, 2024 as qualifying “interest related dividends.”

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-0083NCSRAR0724

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 19, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: September 18, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)